FORUM REAL ESTATE INCOME FUND

Schedule of Investments

As of March 31, 2026 (Unaudited)

Principal			Coupon
Amount			Rate
($)		Reference Rate & Spread	(%)	Maturity	Fair Value
	PRIVATE INVESTMENTS - CREDIT FACILITY — 0.8%
3,551,572	LV Predevelopment(a),(b),(c)	N/A	14.500	05/03/27	$3,577,417
	TOTAL PRIVATE INVESTMENTS - CREDIT FACILITY
	(Cost $3,522,757)				3,577,417

Units/Shares
	PRIVATE INVESTMENTS - EQUITY — 19.6%
	REAL ESTATE COMMON EQUITY — 0.3%
53	CRIMSON DEVCO, LLC(a),(b),(d)	N/A	N/A	N/A	1,320,750
	REAL ESTATE PREFERRED EQUITY — 19.3%
4,576,349	Avondale Hills(a),(b)	Cash: 7.000%, PIK: 6.000%	13.000	12/11/29	4,578,254
7,933,686	Blackbird Group(a),(b)	Cash: 6.500%, PIK: 6.500%	13.000	02/02/30	7,935,310
4,516,140	Dawson Forest(a),(b)	Cash: 6.500%, PIK: 6.500%	13.000	04/02/29	4,523,533
1,110,030	IOTA Multifamily Development(a),(b)	Cash: 7.000%, PIK: 7.000%	14.000	09/30/26	1,110,030
7,530,977	Madison Midtown(a),(b),(e)	PIK: 16.250%	16.250	10/04/27	7,675,649
8,767,149	Mercantile Lofts Equity(a),(b),(c)	Cash: 5.500%, PIK: 9.000%	14.500	04/11/28	8,784,921
18,454,521	Park West Preferred Equity(a),(b)	Cash: 6.500%, PIK: 6.000%	12.500	09/09/27	18,371,220
17,350,165	The Alary Preferred(a),(b),(c)	Cash: 6.500%, PIK: 5.500%	12.000	12/31/28	17,350,164
2,136,408	The Marlowe Preferred Equity(a),(b),(e)	Cash: 5.000%, PIK: 10.000%	15.000	02/09/27	2,140,392
6,711,090	The Villas at Sundance(a),(b)	Cash: 6.500%, PIK: 6.500%	13.000	06/17/29	6,718,795
6,383,736	Zephyr Preferred Equity(a),(b),(e),(f)	Cash: 7.000%, PIK: 1-Month Term SOFR + 5.000%	15.667	06/14/27	6,383,736
					85,572,004
	TOTAL PRIVATE INVESTMENTS - EQUITY (Cost $86,548,134)				86,892,754

Principal Amount ($)
	PRIVATE INVESTMENTS — MEZZANINE LOANS — 9.6%
969,095	Advantis MCA Harbor, LLC(a),(b),(f),(g),(h)	1-Month Term SOFR + 11.900%; 1-Month Term SOFR floor 3.480%	15.577	04/18/26	969,095
700,532	Ann Arbor Rambler Student Housing(a),(b),(f)	Cash: 1-Month Term SOFR + 9.390%	13.058	11/21/28	700,532
8,375,000	Istana at Wurzbach(a),(b),(f)	1-Month Term SOFR +7.620%; 1-Month Term SOFR floor 3.500%	11.293	11/09/28	8,375,000
10,000,000	Jasper Mezzanine Loan(a),(b),(c),(f)	1-Month Term SOFR +8.500%; 1-Month Term SOFR floor 3.250%	12.168	12/28/28	10,000,000
2,254,292	Lexington So Totowa, LLC(a),(b),(f),(i)	PIK: 1-Month Term SOFR + 11.250%	14.918	06/30/26	2,254,292
4,000,000	Terraces at High Mountain Mezzanine Loan(a),(b),(f)	1-Month Term SOFR +9.000%; 1-Month Term SOFR floor 3.750%	12.670	08/11/27	4,000,000
10,000,000	The Ivy Mezzanine Loan(a),(b),(f)	1-Month Term SOFR +8.000%; 1-Month Term SOFR floor 3.750%	11.670	05/08/28	10,000,000
2,721,834	The Royal Mezzanine Loan Participation(a),(b)	Cash: 6.500%, PIK: 5.500%	12.000	12/31/27	2,721,834

See accompanying notes which are an integral part of these financial statements.

FORUM REAL ESTATE INCOME FUND

Schedule of Investments (Continued)

As of March 31, 2026 (Unaudited)

Principal			Coupon
Amount			Rate
($)		Reference Rate & Spread	(%)	Maturity	Fair Value
3,526,231	UMD Rambler Vertical Mezzanine(a),(b),(f)	1-Month Term SOFR + 8.930%; 1-Month Term SOFR floor 3.250%	12.597	06/12/29	$3,526,231
	TOTAL PRIVATE INVESTMENTS - MEZZANINE LOANS (Cost $42,560,702)				42,546,984

	PRIVATE INVESTMENTS - SENIOR LOANS — 3.5%
6,548,386	CF Forum WV Holdings, LLC(a),(b),(j)	N/A	11.990	12/01/26	6,548,386
8,620,564	Lakewilde at Santee Senior Loan(a),(b),(c),(f)	1-Month Term SOFR +8.500%; 1-Month Term SOFR floor 3.750%	12.168	08/13/26	8,620,564
	TOTAL PRIVATE INVESTMENTS - SENIOR LOANS (Cost $15,031,652)				15,168,950

	COMMERCIAL MORTGAGE-BACKED SECURITIES ("CMBS") — 82.3%
	AGENCY CMBS — 9.4%
12,081,164	FREMF 2020-KF83 Mortgage Trust(f),(k)	SOFR30A + 9.114%	12.783	07/25/30	12,390,236
2,312,130	FREMF 2020-KF95 Mortgage Trust(f),(k)	SOFR30A + 9.000%	12.669	12/25/30	1,202,275
2,233,961	FREMF 2020-KJ32 Mortgage Trust(f),(k)	N/A	7.000	11/25/33	2,011,493
25,616,775	FREMF 2021-KF98 Mortgage Trust(f),(k)	SOFR30A + 8.500%	12.169	12/25/30	26,209,315
					41,813,319
	NON-AGENCY CMBS — 72.9%
9,999,999	ACRE Multifamily Housing Mortgage Loan Trust 2022-Q018(f),(k)	SOFR30A + 4.000%	7.673	06/25/27	10,001,700
4,798,454	AXMF Re-REMIC Trust 2025-SBRR1(f),(k)	N/A	7.250	04/27/58	4,152,341
16,800,000	BAMLL Commercial Mortgage Securities Trust 2016-ISQ - Class XA(f),(k)	N/A	0.758	08/14/34	45,167
8,540,000	BAMLL Commercial Mortgage Securities Trust 2016-ISQ - Class XB(f),(k)	N/A	0.254	08/14/34	8,140
43,003,467	BBCMS Trust 2015-VFM(f),(k)	N/A	0.114	03/12/36	65
11,000,000	BLP Commercial Mortgage Trust 2025-IND2(f),(k)	1-Month Term SOFR + 3.750%	7.423	12/15/42	11,010,321
9,539,763	BX Commercial Mortgage Trust 2024-AIRC(f),(k)	1-Month Term SOFR + 3.089%	6.762	08/15/41	9,557,648
14,067,500	BX Commercial Mortgage Trust 2024-BRBK(f),(k),(l)	1-Month Term SOFR + 2.880%	6.545	10/15/41	14,064,025
20,000,000	BX Commercial Mortgage Trust 2025-COPT Class A(f),(k),(l)	1-Month Term SOFR + 1.750%	5.423	08/15/42	20,039,940
5,000,000	BX Commercial Mortgage Trust 2025-COPT - Class D(f),(k)	1-Month Term SOFR + 3.250%	6.923	08/15/42	5,020,880
6,669,021	BX Commercial Mortgage Trust 2025-JDI(f),(k)	1-Month Term SOFR + 3.400%	7.073	11/15/42	6,675,271
2,150,000	BX Commercial Mortgage Trust 2026-XL6 - Class E(f),(k)	1-Month Term SOFR + 3.000%	6.673	03/15/43	2,152,670
6,400,000	BX Commercial Mortgage Trust 2026-XL6 - Class F(f),(k)	1-Month Term SOFR + 3.900%	7.573	03/15/43	6,407,933
7,400,000	BX Trust 2025-OMG - Class E(f),(k)	1-Month Term SOFR + 2.950%	6.623	10/15/42	7,409,249
2,000,000	BX Trust 2025-OMG - Class F(f),(k)	1-Month Term SOFR + 3.600%	7.273	10/15/42	2,011,665
5,000,000	BX Trust 2025-VLT7 - Class E(f),(k)	1-Month Term SOFR + 3.750%	7.423	07/15/44	4,967,455
14,000,000	BX Trust 2025-VOLT(f),(k),(l)	1-Month Term SOFR + 1.700%	5.373	12/15/44	13,981,758
8,000,000	BXHPP Trust 2021-FILM(f),(k),(l)	1-Month Term SOFR + 0.764%	4.437	08/15/36	7,610,504

See accompanying notes which are an integral part of these financial statements.

FORUM REAL ESTATE INCOME FUND

Schedule of Investments (Continued)

As of March 31, 2026 (Unaudited)

Principal			Coupon
Amount			Rate
($)		Reference Rate & Spread	(%)	Maturity	Fair Value
10,000,000	CIP Commercial Mortgage Trust 2025-SBAY(f),(k)	1-Month Term SOFR + 3.750%	7.423	10/15/37	$9,975,019
12,302,000	COMM Mortgage Trust 2024-WCL1 (f),(k),(l)	1-Month Term SOFR + 1.841%	5.514	06/15/41	12,277,150
14,450,000	DROP Mortgage Trust 2021-FILE(f),(k),(l)	1-Month Term SOFR + 1.264%	4.937	10/15/43	14,415,681
4,757,000	Extended Stay America Trust 2025-ESH(f),(k)	1-Month Term SOFR + 4.100%	7.773	10/15/42	4,780,576
2,674,834	Extended Stay America Trust 2026-ESH2 - Class E(f),(k)	1-Month Term SOFR + 2.900%	6.573	02/15/43	2,688,392
4,309,454	Extended Stay America Trust 2026-ESH2 - Class F(f),(k)	1-Month Term SOFR + 3.750%	7.423	02/15/43	4,325,167
12,000,000	Great Wolf Trust 2024-WOLF(f),(k)	1-Month Term SOFR + 5.436%	9.109	03/15/39	12,057,060
20,000,000	GS Mortgage Securities Corp. Trust 2025-800D(f),(k),(l)	1-Month Term SOFR + 2.650%	6.315	11/25/41	20,023,920
13,000,000	Hilton USA Trust 2016-SFP(k)	N/A	2.828	11/05/35	11,146,148
4,245,000	Hudson's Bay Simon JV Trust 2015-HBS - Class A10(k),(l)	N/A	4.155	08/05/34	4,071,863
3,280,000	Hudson's Bay Simon JV Trust 2015-HBS - Class B10(k)	N/A	4.906	08/05/34	3,106,357
1,820,000	Hudson's Bay Simon JV Trust 2015-HBS - Class C10(f),(k)	N/A	5.447	08/05/34	1,697,032
640,000	Hudsons Bay Simon JV Trust 2015-HBS - Class D10(f),(k)	N/A	5.447	08/05/34	561,348
74,226	Hudson's Bay Simon JV Trust 2015-HBS - Class D7(f),(k)	N/A	5.196	08/05/34	68,668
10,000,000	LEX Trust 2026-450 - Class E(f),(k)	1-Month Term SOFR + 3.700%	7.365	03/15/43	10,012,400
20,375,000	LEX Trust 2026-450 - Class HRR(f)	1-Month Term SOFR + 6.450%	10.115	03/15/43	20,400,088
10,034,000	Life 2022-BMR Mortgage Trust - Class A1(f),(k),(l)	1-Month Term SOFR + 1.295%	4.960	05/15/39	9,694,048
5,430,000	Life 2022-BMR Mortgage Trust - Class D(f),(k)	1-Month Term SOFR + 2.542%	6.207	05/15/39	4,501,470
7,500,000	MILE Trust 2025-STNE(f),(k)	1-Month Term SOFR + 4.900%	8.565	07/15/42	7,459,290
2,500,000	MRCD 2019-MARK Mortgage Trust(k)	N/A	4.250	12/15/36	1,105,000
6,400,000	Prima Capital CRE Securitization 2019-1S, Ltd.(k)	N/A	5.500	10/01/33	5,360,666
12,500,000	Prima Capital CRE Securitization 2021-X, Ltd.(k)	N/A	4.000	11/26/29	10,007,545
7,150,000	SWCH Commercial Mortgage Trust 2025-DATA - Class A(f),(k),(l)	1-Month Term SOFR + 1.443%	5.108	02/15/42	7,071,686
10,450,000	SWCH Commercial Mortgage Trust 2025-DATA - Class E(f),(k)	1-Month Term SOFR + 3.340%	6.955	02/15/42	10,295,894
10,000,000	Wells Fargo Commercial Mortgage Trust 2025-B33RP(f),(k)	1-Month Term SOFR + 3.500%	7.165	08/15/42	9,999,987
354,000	Worldwide Plaza Trust 2017-WWP - Class F(f),(k)	N/A	3.596	11/10/36	1,793
					322,220,980
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $366,219,154)				364,034,299

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.3%
	MONEY MARKET FUNDS — 1.3%
5,806,213	Fidelity Treasury Portfolio - Institutional Class, 3.49%(m)	5,806,213

TOTAL SHORT-TERM INVESTMENTS (Cost $5,806,213)	$5,806,213
TOTAL INVESTMENTS — 117.0% (Cost $519,688,612)	518,026,617
TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS – (17.0)%	(75,119,651)
TOTAL NET ASSETS – 100.0%	$442,906,966

See accompanying notes which are an integral part of these financial statements.

FORUM REAL ESTATE INCOME FUND

Schedule of Investments (Continued)

As of March 31, 2026 (Unaudited)

Principal Amount ($)		Interest Rate (%)	Maturity	Fair Value
	REVERSE REPURCHASE AGREEMENTS — (19.7)%
(6,009,000)	Lucid Management Reverse Repo JAA Trust	4.376	04/16/26	$(6,009,000)
(8,100,000)	Lucid Management Reverse Repo XAA8 Trust	4.276	04/16/26	(8,100,000)
(7,200,000)	Lucid Management Reverse Repo XAA9 Trust	4.576	04/16/26	(7,200,000)
(5,734,000)	Natixis Securities Americas Reverse Repo CAA Trust	4.230	04/06/26	(5,734,000)
(10,530,000)	Natixis Securities Americas Reverse Repo NAA Trust	4.220	04/27/26	(10,530,000)
(11,340,000)	Natixis Securities Americas Reverse Repo PAA Trust	4.220	04/13/26	(11,340,000)
(1,897,000)	Natixis Securities Americas Reverse Repo PBN Trust	4.480	04/06/26	(1,897,000)
(9,000,000)	Natixis Securities Americas Reverse Repo XAA Trust	4.220	04/13/26	(9,000,000)
(10,693,000)	Natixis Securities Americas Reverse Repo YAA Trust	4.330	04/06/26	(10,693,000)
(9,010,000)	Royal Bank Canada Reverse Repo DAA2 Trust	4.350	04/27/26	(9,010,000)
(7,617,000)	Royal Bank Canada Reverse Repo DAA6 Trust	4.350	04/27/26	(7,617,000)
	TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds $(87,130,000))			$(87,130,000)

LLC – Limited Liability Company

PIK – Payment In Kind

SOFR – Secured Overnight Financing Rate

SOFR30A – United States 30 Day Average SOFR Secured Overnight Financing Rate

REMIC – Real Estate Mortgage Investment Conduit

(a) Denotes an illiquid and restricted security that either: (a) cannot be offered for public sale without first being registered, and is availing itself of an exemption from registration under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. The total of these illiquid and restricted securities represents 33.46% of net assets. The total value of these securities is $148,186,105. Please refer to Restricted Securities in the Notes to the Schedule of Investments.

(b) The value of this security has been determined in good faith under policies adopted by the Fund's Adviser and approved by the Board of Trustees. Level 3 securities fair valued under such procedures represents 33.46% of net assets. The total value of these securities is $148,186,105.

(c) A portion of the revenue generated from this investment is related to Loan Administration Fees, payable to the Fund.

(d) Non-income producing security.

(e) Co-invested loans are held by the Fund and an affiliate of the Fund.

(f) Variable or floating rate security, the interest of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The rate shown represents the rate on March 31, 2026.

(g) Cash portion of interest is included in principal of loans.

(h) Interest on loans funded from interest reserve.

(i) Security is in default at March 31, 2026. An additional contractual 5.00% penalty interest rate will be applied until security is no longer in default.

(j) Net of Commercial Loan of ($11,250,572) with a maturity date of 12/01/2026 and interest rate of 1-Month Term SOFR + 3.750% equal to 7.423% as of March 31, 2026.

(k) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $343,634,211, which represents 77.59% of total net assets of the Fund.

(l) All or a portion of this security has been pledged as collateral for securities sold under agreement to repurchase. Total market value of underlying collateral for open reverse repurchase agreements at March 31, 2026 was $99,106,722.

(m) Rate disclosed is the seven-day effective yield as of March 31, 2026.

See accompanying notes which are an integral part of these financial statements.

Forum Real Estate Income Fund

Notes to the Schedule of Investments

March 31, 2026 (Unaudited)

RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund's investment objective and investment strategies. Investments in restricted securities are fair valued as determined in good faith in accordance with procedures adopted by the Adviser and approved by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of March 31, 2026, the Fund invested in the following restricted securities:

	Original Acquisition Date	Principal / Units	Cost	Value	% of Net Assets
Advantis MCA Harbor, LLC	10/18/2022	969,095	$963,375	$969,095	0.22%
Ann Arbor Rambler Student Housing	11/20/2024	700,532	700,532	700,532	0.16%
Avondale Hills	12/10/2024	4,576,349	4,567,883	4,578,254	1.03%
Blackbird Group	1/24/2025	7,933,686	7,918,600	7,935,310	1.79%
CF Forum WV Holdings, LLC	3/3/2025	6,548,386	6,419,244	6,548,386	1.48%
CRIMSON DEVCO, LLC	12/17/2021	53	1,320,746	1,320,750	0.30%
Dawson Forest	4/25/2024	4,516,140	4,516,140	4,523,533	1.02%
IOTA Multifamily Development	3/31/2022	1,110,030	1,104,559	1,110,030	0.25%
Istana at Wurzbach	11/12/2025	8,375,000	8,356,335	8,375,000	1.89%
Jasper Mezzanine Loan	12/29/2025	10,000,000	9,976,750	10,000,000	2.26%
Lakewilde at Santee Senior Loan	8/11/2025	8,620,564	8,612,407	8,620,564	1.95%
Lexington So Totowa, LLC	5/20/2022	2,254,292	2,244,206	2,254,292	0.51%
LV Predevelopment	11/3/2025	3,551,572	3,522,757	3,577,417	0.81%
Madison Midtown	1/28/2025	7,530,977	7,471,577	7,675,649	1.73%
Mercantile Lofts Equity	10/20/2025	8,767,149	8,742,524	8,784,921	1.98%
Park West Preferred Equity	9/30/2025	18,454,521	18,418,906	18,371,220	4.15%
Terraces at High Mountain Mezzanine Loan	7/31/2025	4,000,000	3,985,939	4,000,000	0.90%
The Alary Preferred	12/31/2025	17,350,165	17,304,877	17,350,164	3.92%
The Ivy Mezzanine Loan	4/29/2025	10,000,000	10,085,500	10,000,000	2.26%
The Marlowe Preferred Equity	9/25/2024	2,136,408	2,128,196	2,140,392	0.48%
The Royal Mezzanine Participation Loan	9/29/2021	2,721,834	2,721,834	2,721,834	0.61%
The Villas at Sundance	6/13/2024	6,711,090	6,711,090	6,718,795	1.52%
UMD Rambler Vertical Mezzanine	4/4/2025	3,526,230	3,526,231	3,526,231	0.80%
Zephyr Preferred Equity	6/15/2023	6,383,736	6,343,037	6,383,736	1.44%
		146,737,809	$147,663,245	$148,186,105	33.46%